Income Taxes	12 Months Ended
Dec. 31, 2020
Loan to Fvndit, Inc. (formerly Directus Holdings, Inc.)
NOTE 9 - Income Taxes

NOTE 9 – Income Taxes

A reconciliation of the differences between the effective and statutory income tax rates for years ended December 31, 2020 and 2019 is as follows:

	2020		2019
	Amount	Percent	Amount	Percent

Federal statutory rates	$(15,798)	21.0%	$(47,431)	21.0%
State income taxes	(6,620)	8.8%	(19,876)	8.8%
Permanent differences	946	21.00%	(915)	-0.4%
Valuation allowance	21,472	-28.54%	66,392	-29.8%
Effective rate	$-	0.0%	$-	0.0%

At December 31, 2020 and 2019, there were no significant deferred tax assets, except for a net operating loss carryforwards for which a 100% valuation allowance has been provided.

The Company annually conducts an analysis of its tax positions and has concluded that it has no uncertain tax positions as of December 31, 2020 and 2019. The 2017 to 2019 tax years are still subject to federal audit. The 2016 to 2019 tax years are still subject to state audit.

The Company had $1,132,304 and$1,061,581of net operating loss carryforwards available as of December 31, 2020 and 2019, respectively, for Federal and state tax purposes. Net operating loss carryforwards start to expire in 2039 or 20 years for federal income and state tax purposes.